Derivative liability (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Derivative liability
Debt instrument term	2 years
Basic interest rate		4.50%				4.50%	4.50%
Additional interest rate		5.50%	5.50%
Derivative liability | ¥		¥ 0		¥ 163
Change in fair value of derivative liability		166	$ 23	5,207	¥ 1,015
Net proceeds from issuance of debt		1,917,174	262,652	110,000	422,765
Repayment of debt		1,391,219	190,596	7,561	¥ 197,003
Debt instrument, Carrying amount		80,292		106,499		$ 11,000
Great Lion Debt
Derivative liability
Principal amount	$ 5,000
Basic interest rate	11.00%
Fair value of embedded derivative				57				$ 8
Interest expense		27,631	3,785
Net proceeds from issuance of debt		36,497	5,000
Debt instrument, Carrying amount						5,000
Interest payable		¥ 31,555				$ 4,323	$ 33,580
Vantage Debt
Derivative liability
Principal amount	$ 10,000
Basic interest rate	22.00%	10.00%				10.00%	10.00%
Fair value of embedded derivative				¥ 106				$ 15
Interest expense		¥ 16,590	2,273
Net proceeds from issuance of debt		72,993	10,000
Repayment of debt		29,197	$ 4,000
Debt instrument, Carrying amount | ¥		6,000
Interest payable		¥ 23,616				$ 3,235